Earning Per Share - Diluted earnings per common share (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Line Items]
Net income	$ 125,541	$ 127,493		$ 60,304
Less: accretion of Class L Shares		171,567		170,265
Net loss attributable to common stock		(44,074)		(109,961)
Income attributable to Class L Shares		$ 171,567	[1]	$ 170,265	[1]

[1]	Prior to the Conversion, the Class L shareholders were allocated their priority return which is equivalent to the accretion, while any losses were allocated to common shareholders as the Class L shareholders did not have a contractual obligation to share in losses.